UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund
The fund's portfolio
1/31/08 (Unaudited)

COMMON STOCKS (95.4%)(a)
	Shares	Value

Advertising and Marketing Services (0.1%)
Greenfield Online, Inc. (NON)	53,400	$686,724
Nu Skin Enterprises, Inc. Class A	15,047	247,222
ValueClick, Inc. (NON)	8,600	187,738
		1,121,684

Aerospace and Defense (0.1%)
Alliant Techsystems, Inc. (NON)	3,900	412,815
DRS Technologies, Inc.	3,241	173,944
Teledyne Technologies, Inc. (NON)	5,300	273,639
		860,398

Airlines (0.6%)
Continental Airlines, Inc. Class B (NON) (S)	77,809	2,117,183
ExpressJet Holdings, Inc. (NON) (S)	122,719	336,250
Midwest Express Holdings, Inc. (NON) (S)	148,900	2,526,833
		4,980,266

Automotive (1.1%)
Lear Corp. (NON) (S)	142,106	4,172,232
Tenneco Automotive, Inc. (NON)	207,395	5,489,746
		9,661,978

Banking (2.3%)
Bank of Hawaii Corp.	2,751	138,568
City Bank	35,387	774,975
City Holding Co.	26,003	999,035
Community Bancorp (NON)	16,400	273,880
Corus Bankshares, Inc. (SEG)	86,800	1,104,096
Cullen/Frost Bankers, Inc.	4,166	226,797
First Citizens BancShares, Inc. Class A	925	126,115
First Financial Bankshares, Inc. (S)	34,032	1,268,032
FirstFed Financial Corp. (NON)	30,778	1,291,137
Frontier Financial Corp.	2,179	44,364
Great Southern Bancorp, Inc.	4,472	90,021
Imperial Capital Bancorp, Inc.	1,590	32,213
Independent Bank Corp.	105,100	3,052,104
International Bancshares Corp.	10,827	224,552
NBT Bancorp, Inc.	17,900	404,182
PFF Bancorp, Inc.	1,361	17,026
Republic Bancorp, Inc. Class A	9,350	171,573
S&T Bancorp, Inc.	54,000	1,679,940
SVB Financial Group (NON)	83,161	4,024,992
Wilmington Trust Corp.	97,024	3,383,227
		19,326,829

Basic Materials (--%)
Foamex International, Inc. (NON)	55,548	155,534

Biotechnology (2.2%)
Albany Molecular Research, Inc. (NON)	126,141	1,357,277
Applera Corp.- Applied Biosystems Group	89,762	2,830,196
Cubist Pharmaceuticals, Inc. (NON)	89,100	1,513,809
Immunomedics, Inc. (NON) (S)	206,300	470,364
Invitrogen Corp. (NON) (S)	114,500	9,809,215
Quidel Corp. (NON)	181,810	2,867,144
		18,848,005

Broadcasting (0.2%)
Sinclair Broadcast Group, Inc. Class A	151,700	1,365,300

Building Materials (0.7%)
Apogee Enterprises, Inc.	105,700	1,844,465
Lennox International, Inc.	118,300	4,396,028
		6,240,493

Chemicals (3.8%)
Arch Chemicals, Inc. (S)	126,451	4,257,605
Cambrex Corp.	115,648	1,098,656
Celanese Corp. Ser. A	7,900	293,722
Eastman Chemical Co. (S)	69,600	4,598,472
FMC Corp.	102,186	5,432,208
Georgia Gulf Corp. (S)	29,689	231,574
Hercules, Inc.	13,380	234,551
Huntsman Corp.	7,480	181,315
Innospec, Inc. (United Kingdom)	7,546	119,000
Lubrizol Corp. (The)	77,300	4,066,753
NewMarket Corp.	75,839	4,086,205
Olin Corp.	14,603	299,215
OM Group, Inc. (NON) (S)	34,800	1,996,824

PolyOne Corp. (NON)	66,900	412,104
Rockwood Holdings, Inc. (NON)	132,600	3,893,136
Spartech Corp.	17,120	252,178
Valspar Corp.	10,840	217,125
Westlake Chemical Corp.	7,280	146,328
Zep, Inc.	3,100	51,212
		31,868,183

Coal (--%)
Foundation Coal Holdings, Inc.	5,200	271,960

Commercial and Consumer Services (2.7%)
ABM Industries, Inc.	6,800	140,896
Alliance Data Systems Corp. (NON)	2,350	118,840
Bowne & Co., Inc.	223,619	2,750,514
Brink's Co. (The)	5,414	328,251
Chemed Corp. (S)	110,327	5,652,052
CPI Corp. (S)	20,266	411,400
Deluxe Corp.	65,200	1,585,664
DynCorp International, Inc. Class A (NON)	36,856	758,128
ICT Group, Inc. (NON)	29,800	262,836
Jackson Hewitt Tax Service, Inc.	16,700	369,571
Landauer, Inc.	21,200	1,009,120
Spherion Corp. (NON) (S)	131,143	876,035
Tech Data Corp. (NON) (S)	201,500	6,927,570
URS Corp. (NON)	8,440	370,516
Viad Corp.	5,080	135,890
		21,697,283

Communications Equipment (0.2%)
Comtech Telecommunications Corp. (NON)	8,400	376,320
F5 Networks, Inc. (NON)	5,828	137,133
Foundry Networks, Inc. (NON)	9,400	129,720
Plantronics, Inc.	72,800	1,390,480
		2,033,653

Computers (6.2%)
Actuate Corp. (NON)	231,100	1,317,270
ANSYS, Inc. (NON) (S)	166,795	5,822,813
Blackbaud, Inc.	12,837	355,200
Brocade Communications Systems, Inc. (NON)	1,960,128	13,505,282
Checkpoint Systems, Inc. (NON)	13,700	325,512
Emulex Corp. (NON)	831,898	12,977,609
Insight Enterprises, Inc. (NON) (S)	94,100	1,625,107
Jack Henry & Associates, Inc. (S)	142,400	3,500,192
Lexmark International, Inc. Class A (NON) (S)	3,800	137,598
Logitech International SA (Switzerland) (NON)	6,218	189,423
Magma Design Automation, Inc. (NON)	125,557	1,431,350
Micros Systems, Inc. (NON)	82,391	5,073,638
MTS Systems Corp.	6,400	215,104
Omniture, Inc. (NON) (S)	8,526	210,763
Polycom, Inc. (NON) (S)	8,625	217,781
Progress Software Corp. (NON)	86,657	2,558,115
Sigma Designs, Inc. (NON) (S)	15,300	691,866
SPSS, Inc. (NON) (S)	46,844	1,548,194
Trident Microsystems, Inc. (NON) (S)	156,800	788,704
		52,491,521

Conglomerates (0.5%)
AMETEK, Inc. (S)	92,420	4,070,177
SPX Corp.	1,330	133,798
		4,203,975

Construction (0.8%)
Chicago Bridge & Iron Co., NV (Netherlands)	110,468	4,914,721
Eagle Materials, Inc. (S)	3,820	144,014
Perini Corp. (NON) (S)	42,100	1,471,395
		6,530,130

Consumer (0.9%)
CSS Industries, Inc.	54,758	1,597,838
Helen of Troy, Ltd. (Bermuda) (NON)	156,200	2,655,400
Hooker Furniture Corp. (S)	138,844	3,046,237
Tupperware Brands Corp.	5,140	190,180
		7,489,655

Consumer Finance (0.5%)
AmeriCredit Corp. (NON)	79,300	1,055,483
Asta Funding, Inc.	53,995	1,126,876
World Acceptance Corp. (NON)	57,289	1,715,233
		3,897,592

Consumer Goods (0.5%)
American Greetings Corp. Class A	6,530	133,996
Blyth Industries, Inc.	186,587	4,065,731
Jarden Corp. (NON)	1,308	32,752
Scotts Miracle-Gro Co. (The) Class A	7,075	276,208

		4,508,687

Consumer Services (0.9%)
TrueBlue, Inc. (NON) (S)	557,778	7,959,492

Electric Utilities (0.8%)
Alliant Energy Corp.	2,967	109,482
Black Hills Corp. (S)	12,680	491,223
CenterPoint Energy, Inc.	3,110	49,791
OGE Energy Corp.	6,720	219,946
Puget Energy, Inc.	12,000	313,800
UniSource Energy Corp. (S)	181,796	5,341,166
Westar Energy, Inc.	23,390	569,780
		7,095,188

Electrical Equipment (0.8%)
GrafTech International, Ltd. (NON)	38,395	577,845
Hubbell, Inc. Class B	71,500	3,409,120
LoJack Corp. (NON)	86,400	1,066,176
Rofin-Sinar Technologies, Inc. (NON)	44,874	1,907,594
		6,960,735

Electronics (2.3%)
Ansoft Corp. (NON)	56,098	1,191,522
ASE Test, Ltd. (Taiwan) (NON)	205,700	2,945,624
Cubic Corp.	42,600	1,144,236
General Cable Corp. (NON) (S)	11,464	665,027
Greatbatch, Inc. (NON)	41,000	925,780
Methode Electronics, Inc. Class A	107,269	1,300,100
Nam Tai Electronics, Inc. (Hong Kong)	144,900	1,220,058
QLogic Corp. (NON)	16,569	236,937
Semtech Corp. (NON)	120,300	1,536,231
Synopsys, Inc. (NON) (S)	190,263	4,189,591
Technitrol, Inc.	68,300	1,547,678
TriQuint Semiconductor, Inc. (NON) (S)	325,487	1,542,808
Varian, Inc. (NON)	5,310	288,068
Zoran Corp. (NON)	91,800	1,083,240
		19,816,900

Energy (3.2%)
Cal Dive International, Inc. (NON)	15,900	150,732
Grey Wolf, Inc. (NON) (S)	742,200	4,423,512
Hercules Offshore, Inc. (NON) (S)	8,656	199,521
Markwest Hydrocarbon, Inc.	5,600	350,392
NATCO Group, Inc. (NON)	46,143	2,112,427
Parker Drilling Co. (NON) (S)	1,026,805	7,136,295
Tidewater, Inc. (S)	120,316	6,371,935
Trico Marine Services, Inc. (NON) (S)	204,700	6,568,823
		27,313,637

Financial (0.2%)
Advanta Corp. Class B	14,355	143,406
Asset Acceptance Capital Corp.	3,493	33,707
Radian Group, Inc.	186,939	1,708,622
		1,885,735

Food (--%)
Arden Group, Inc.	553	77,138
Overhill Farms, Inc. (NON)	23,200	60,552
		137,690

Forest Products and Packaging (1.2%)
Buckeye Technologies, Inc. (NON)	72,107	948,207
Packaging Corp. of America	158,850	3,850,524
Rock-Tenn Co. Class A	186,400	5,329,176
Sonoco Products Co.	4,380	135,167
		10,263,074

Health Care Services (2.8%)
Alnylam Pharmaceuticals, Inc. (NON) (S)	54,800	1,646,192
Amedisys, Inc. (NON) (S)	42,700	1,820,301
AMN Healthcare Services, Inc. (NON)	6,455	100,827
Healthspring, Inc. (NON)	97,000	2,006,930
Lincare Holdings, Inc. (NON) (S)	311,710	10,414,231
Medcath Corp. (NON)	60,100	1,495,288
Molina Healthcare, Inc. (NON) (S)	43,560	1,485,832
Pediatrix Medical Group, Inc. (NON)	6,290	428,286
Warner Chilcott, Ltd. Class A (Bermuda) (NON)	249,600	4,230,720
		23,628,607

Homebuilding (--%)
Winnebago Industries, Inc. (S)	4,100	86,346

Household Furniture and Appliances (0.8%)
American Woodmark Corp. (S)	89,300	1,873,514
Conn's, Inc. (NON) (S)	4,985	96,211
Select Comfort Corp. (NON) (S)	528,928	4,157,374

Tempur-Pedic International, Inc. (S)	12,942	256,510
		6,383,609

Insurance (9.0%)
American Financial Group, Inc.	39,910	1,106,704
American Physicians Capital, Inc.	74,919	3,095,653
Amerisafe, Inc. (NON)	68,300	939,125
Aspen Insurance Holdings, Ltd. (Bermuda)	157,505	4,444,791
CNA Surety Corp. (NON)	116,517	2,077,498
Delphi Financial Group Class A	93,550	2,935,599
EMC Insurance Group, Inc.	33,799	799,008
Employers Holdings, Inc.	1,180	20,603
Endurance Specialty Holdings, Ltd. (Bermuda)	57,369	2,324,592
FBL Financial Group, Inc. Class A	5,400	177,930
Fidelity National Title Group, Inc. Class A	10,400	204,776
First Mercury Financial Corp. (NON)	28,775	549,890
FPIC Insurance Group, Inc. (NON)	6,600	277,926
Hanover Insurance Group, Inc. (The)	29,295	1,334,387
Harleysville Group, Inc.	59,622	2,125,524
HCC Insurance Holdings, Inc.	422,326	11,766,002
Hilb, Rogal & Hamilton Co.	7,899	285,786
Horace Mann Educators Corp.	25,109	461,252
IPC Holdings, Ltd. (Bermuda)	58,950	1,516,784
Mercury General Corp.	897	43,137
Midland Co. (The)	15,843	1,014,269
National Interstate Corp.	24,239	688,145
Odyssey Re Holdings Corp.	45,400	1,724,292
Phoenix Companies, Inc. (The)	17,400	188,442
Platinum Underwriters Holdings, Ltd. (Bermuda)	1,440	48,600
RenaissanceRe Holdings, Ltd. (Bermuda)	103,586	5,903,366
Safety Insurance Group, Inc.	85,744	3,345,731
SeaBright Insurance Holdings, Inc. (NON)	84,000	1,233,960
Selective Insurance Group	153,872	3,679,080
Stancorp Financial Group	85,174	4,191,413
State Auto Financial Corp.	2,625	73,316
W.R. Berkley Corp.	376,874	11,404,201
Zenith National Insurance Corp.	164,303	6,542,545
		76,524,327

Investment Banking/Brokerage (0.5%)
Affiliated Managers Group (NON)	25,335	2,490,684
Eaton Vance Corp.	4,162	155,118
FBR Capital Markets Corp. (NON)	12,940	106,237
Federated Investors, Inc.	12,454	530,167
Investment Technology Group, Inc. (NON)	9,067	425,877
Jefferies Group, Inc.	14,410	291,370
Pzena Investment Management, Inc. Class A	480	6,600
Raymond James Financial, Inc.	6,173	173,400
Waddell & Reed Financial, Inc. Class A	6,665	221,145
		4,400,598

Leisure (--%)
Polaris Industries, Inc.	633	27,498
Thor Industries, Inc.	5,500	194,260
		221,758

Machinery (2.4%)
AGCO Corp. (NON)	35,500	2,137,810
Applied Industrial Technologies, Inc.	59,043	1,782,508
Cascade Corp. (S)	68,707	3,546,655
Columbus McKinnon Corp. (NON)	3,000	76,710
Gardner Denver, Inc. (NON)	53,500	1,735,540
Manitowoc Co., Inc. (The)	215,300	8,207,236
NACCO Industries, Inc. Class A	11,300	1,130,678
Regal-Beloit Corp. (S)	38,400	1,456,128
Terex Corp. (NON)	3,026	177,808
Wabtec Corp.	7,700	264,803
		20,515,876

Manufacturing (1.6%)
Actuant Corp. Class A	6,154	168,189
Acuity Brands, Inc.	8,200	373,182
EnPro Industries, Inc. (NON)	67,800	2,034,000
Knoll, Inc.	7,200	96,192
Teleflex, Inc.	125,610	7,426,063
Thomas & Betts Corp. (NON)	78,240	3,540,360
		13,637,986

Medical Technology (0.9%)
ArthroCare Corp. (NON) (S)	4,200	168,126
Edwards Lifesciences Corp. (NON)	76,644	3,546,318
Immucor, Inc. (NON)	7,801	224,981
LCA-Vision, Inc. (S)	10,270	169,558
Mentor Corp. (S)	94,888	3,285,023
PerkinElmer, Inc.	3,860	96,075
Steris Corp.	1,424	35,287
		7,525,368

Metals (0.6%)
AK Steel Holding Corp.	42,874	2,048,520
Cleveland-Cliffs, Inc. (SEG)	4,200	427,728
North American Galvanizing & Coatings, Inc. (NON) (S)	462,191	2,338,686
Olympic Steel, Inc.	5,850	197,672
Reliance Steel & Aluminum Co.	3,450	169,775
		5,182,381

Natural Gas Utilities (0.7%)
Atmos Energy Corp.	19,877	570,867
Energen Corp.	6,416	403,566
MDU Resources Group, Inc.	6,807	176,437
WGL Holdings, Inc.	112,700	3,633,448
		4,784,318

Office Equipment & Supplies (0.7%)
Ennis Inc.	175,000	2,770,250
Herman Miller, Inc.	5,930	188,455
Steelcase, Inc. (S)	116,157	1,780,687
		4,739,392

Oil & Gas (1.1%)
Alon USA Energy, Inc.	7,680	139,776
Bois d'Arc Energy, Inc. (NON)	80,100	1,533,915
Calumet Specialty Products Partners, LP	20,900	747,175
Cimarex Energy Co. (S)	6,420	262,000
Comstock Resources, Inc. (NON)	7,335	232,520
Encore Acquisition Co. (NON)	5,000	163,000
Headwaters, Inc. (NON) (S)	15,930	179,531
Plains Exploration & Production Co. (NON)	6,386	310,615
St. Mary Land & Exploration Co.	6,700	236,041
Stone Energy Corp. (NON)	44,700	1,832,700
Swift Energy Co. (NON)	4,655	200,863
Tesoro Corp. (S)	72,526	2,832,140
Unit Corp. (NON)	6,084	304,930
		8,975,206

Pharmaceuticals (5.1%)
Alpharma, Inc. Class A (NON) (S)	266,505	5,468,683
Biovail Corp. (Canada)	152,158	2,084,565
Bradley Pharmaceuticals, Inc. (NON)	209,860	4,174,115
Endo Pharmaceuticals Holdings, Inc. (NON)	91,736	2,397,979
King Pharmaceuticals, Inc. (NON)	812,366	8,521,719
Mylan Laboratories, Inc.	12,191	181,768
Sciele Pharma, Inc. (NON) (S)	149,840	3,584,173
Watson Pharmaceuticals, Inc. (NON)	645,820	16,862,360
		43,275,362

Publishing (--%)
Lee Enterprises, Inc. (S)	12,100	144,474

Railroads (0.1%)
GATX Corp.	16,575	623,220

Real Estate (7.8%)
Annaly Mortgage Management, Inc. (R)	2,800	55,216
Anthracite Capital, Inc. (R)	428,265	3,216,270
Apartment Investment & Management Co. Class A (R)	1,600	63,424
Ashford Hospitality Trust, Inc. (R)	284,300	1,776,875
CB Richard Ellis Group, Inc. Class A (NON)	8,321	161,511
CBL & Associates Properties (R)	261,296	6,945,248
Colonial Properties Trust (R)	4,885	120,366
DiamondRock Hospitality Co. (R)	290,587	3,821,219
Douglas Emmett, Inc. (R)	3,632	82,991
Entertainment Properties Trust (R)	17,829	882,536
Essex Property Trust, Inc. (R)	1,010	104,646
FelCor Lodging Trust, Inc. (R)	94,987	1,283,274
First Industrial Realty Trust (R)	21,816	759,851
Gramercy Capital Corp. (R)	153,446	3,552,275
Hospitality Properties Trust (R)	263,441	8,943,822
Jones Lang LaSalle, Inc.	3,140	244,292
Kite Realty Group Trust (R)	17,155	225,760
LaSalle Hotel Properties (R)	9,857	270,180
Lexington Corporate Properties Trust (R)	16,197	242,145
LTC Properties, Inc. (R)	88,136	2,295,943
Macerich Co. (The) (R)	545	37,262
Medical Properties Trust, Inc. (R)	56,550	714,792
MFA Mortgage Investments, Inc. (R)	58,800	599,760
Mid-America Apartment Communities, Inc. (R)	4,380	200,648
National Health Investors, Inc. (R)	151,280	4,471,837
National Retail Properties, Inc. (R)	242,244	5,503,784
Nationwide Health Properties, Inc. (R)	91,502	2,887,803
NVR, Inc. (NON) (S)	16,387	10,348,391
Omega Healthcare Investors, Inc. (R)	272,995	4,504,418
Pennsylvania Real Estate Investment Trust (R)	5,735	152,838
Ramco-Gershenson Properties (R)	3,458	77,113
Resource Capital Corp. (R)	410	3,977
Saul Centers, Inc. (R)	5,698	291,909

SL Green Realty Corp. (R)	2,482	230,354
Tanger Factory Outlet Centers (R)	8,703	326,972
Taubman Centers, Inc. (R)	5,157	258,624
Ventas, Inc. (R)	5,879	259,852
		65,918,178

Regional Bells (0.1%)
Cincinnati Bell, Inc. (NON) (S)	204,500	793,460

Restaurants (0.2%)
Brinker International, Inc.	7,700	143,297
Denny's Corp. (NON) (S)	111,042	376,432
Domino's Pizza, Inc. (S)	96,852	1,318,156
		1,837,885

Retail (11.3%)
Aeropostale, Inc. (NON) (S) (SEG)	629,334	17,728,339
American Eagle Outfitters, Inc.	11,309	260,446
AnnTaylor Stores Corp. (NON)	392,500	9,871,375
Big 5 Sporting Goods Corp.	12,000	142,920
Books-A-Million, Inc.	186,186	1,986,605
Brown Shoe Co., Inc.	82,692	1,422,302
Buckle, Inc. (The)	64,958	2,701,603
Cash America International, Inc.	19,062	619,706
Cato Corp. (The) Class A (S)	330,401	5,408,664
CSK Auto Corp. (NON) (S)	145,736	870,044
Dollar Tree Stores, Inc. (NON) (S)	431,487	12,085,951
EZCORP, Inc. Class A (NON)	209,886	2,770,495
Jos. A. Bank Clothiers, Inc. (NON) (S)	56,000	1,525,440
Nash Finch Co. (S)	50,420	1,798,986
NBTY, Inc. (NON)	150,966	3,656,397
PC Mall, Inc. (NON) (S)	93,600	879,840
Perry Ellis International, Inc. (NON)	45,373	796,296
Systemax, Inc. (S)	184,526	2,550,149
Toro Co. (The)	194,112	9,577,486
USANA Health Sciences, Inc. (NON) (S)	133,474	5,786,098
Wolverine World Wide, Inc. (S)	524,779	13,282,156
		95,721,298

Schools (0.9%)
Career Education Corp. (NON) (S)	341,993	7,434,928
ITT Educational Services, Inc. (NON)	1,030	94,091
		7,529,019

Semiconductor (0.4%)
Advanced Energy Industries, Inc. (NON) (S)	79,975	864,530
Brooks Automation, Inc. (NON)	11,400	140,106
Micrel, Inc.	9,350	57,035
Novellus Systems, Inc. (NON) (S)	79,942	1,899,422
Photronics, Inc. (NON)	36,100	440,059
		3,401,152

Shipping (2.4%)
Accuride Corp. (NON)	324,747	2,036,164
Arkansas Best Corp. (S)	68,570	2,111,270
Con-way, Inc.	5,020	244,424
General Maritime Corp. (S)	5,280	131,155
Overseas Shipholding Group (S)	237,660	15,500,185
Wabash National Corp.	6,523	59,946
		20,083,144

Software (2.4%)
BMC Software, Inc. (NON)	111,000	3,556,440
Citrix Systems, Inc. (NON)	94,957	3,287,411
McAfee, Inc. (NON)	2,300	77,418
MicroStrategy, Inc. (NON) (S)	179,767	13,108,610
Red Hat, Inc. (NON)	8,927	166,756
TIBCO Software, Inc. (NON)	22,000	163,680
Websense, Inc. (NON) (S)	17,072	349,976
		20,710,291

Staffing (0.3%)
Administaff, Inc.	39,200	1,176,392
Heidrick & Struggles International, Inc.	54,474	1,496,946
		2,673,338

Technology (0.2%)
Amkor Technologies, Inc. (NON)	191,300	1,461,532
CACI International, Inc. Class A (NON)	3,540	154,309
		1,615,841

Technology Services (2.8%)
Acxiom Corp.	323,800	3,435,518
Asiainfo Holdings, Inc. (China) (NON)	171,993	1,506,659
Blue Coat Systems, Inc. (NON)	52,100	1,399,927
COMSYS IT Partners, Inc. (NON)	168,389	1,810,182
CSG Systems International, Inc. (NON) (S)	70,900	904,684

Factset Research Systems, Inc. (S)	63,845	3,570,851
Fair Isaac Corp.	6,079	155,015
Global Payments, Inc.	8,869	331,701
Global Sources, Ltd. (Bermuda) (NON) (S)	63,910	846,808
Harris Interactive, Inc. (NON)	59,045	187,173
SonicWall, Inc. (NON)	161,406	1,417,145
United Online, Inc.	742,382	8,292,407
		23,858,070

Telecommunications (3.0%)
ADTRAN, Inc.	141,310	2,940,661
CenturyTel, Inc.	352,100	12,996,011
j2 Global Communications, Inc. (NON) (S)	288,181	6,314,046
NeuStar, Inc. Class A (NON) (S)	6,880	204,405
Premiere Global Services, Inc. (NON)	14,009	170,770
Syniverse Holdings, Inc. (NON)	12,611	199,128
USA Mobility, Inc. (NON)	176,700	2,122,167
		24,947,188

Textiles (0.2%)
Jones Apparel Group, Inc.	10,575	177,660
Kellwood Co.	6,964	139,141
Maidenform Brands, Inc. (NON)	107,200	1,329,280
		1,646,081

Tire & Rubber (--%)
Cooper Tire & Rubber	16,700	285,069

Tobacco (0.3%)
Alliance One International, Inc. (NON)	199,010	750,268
Universal Corp.	42,433	2,113,588
		2,863,856

Toys (2.0%)
Hasbro, Inc. (S)	605,882	15,734,756
Jakks Pacific, Inc. (NON)	34,436	811,312
RC2 Corp. (NON)	3,100	58,218
		16,604,286

Transportation (--%)
Hornbeck Offshore Services, Inc. (NON) (S)	10,000	386,800

Transportation Services (0.3%)
HUB Group, Inc. Class A (NON) (S)	81,554	2,375,668
Pacer International, Inc.	16,898	289,463
		2,665,131

Trucks & Parts (1.7%)
Autoliv, Inc. (Sweden)	281,295	14,050,685
Standard Motor Products, Inc. (S)	60,938	503,348
		14,554,033

Total common stocks (cost $844,913,546)		$807,728,525

SHORT-TERM INVESTMENTS (23.8%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 2.60% to 5.25% and
due dates ranging from February 1, 2008 to
March 24, 2008 (d)	$162,617,213	$162,382,726
Putnam Prime Money Market Fund (e)	39,266,865	39,266,865

Total short-term investments (cost $201,649,591)		$201,649,591

TOTAL INVESTMENTS

Total investments (cost $1,046,563,137) (b)		$1,009,378,116

FUTURES CONTRACTS OUTSTANDING at 1/31/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation
	contracts	Value	date	(depreciation)

Russell 2000 Index Mini (Long)	253	$18,089,500	Mar-08	$26,963
S&P Mid Cap 400 Index E-Mini (Long)	143	11,531,520	Mar-08	9,795
S&P 500 Index (Long)	11	3,793,900	Mar-08	(102,841)

Total				$(66,083)

(a) Percentages indicated are based on net assets of $846,667,379.

(b) The aggregate identified cost on a tax basis is $1,047,093,052, resulting in gross unrealized appreciation and depreciation of $82,272,601 and $119,987,537, respectively, or net unrealized depreciation of $37,714,936.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2008, the value of securities loaned amounted to $156,784,663. Certain of these securities were sold prior to period-end. The fund received cash collateral of $162,382,726 which is pooled with collateral of other Putnam funds into 51 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $993,897 for the period ended January 31, 2008. During the period ended January 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $181,259,060 and $159,154,748, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at January 31, 2008.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At January 31, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: March 31, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments:

Putnam Mid Cap Value Fund
The fund's portfolio
1/31/08 (Unaudited)

COMMON STOCKS (98.0%)(a)
	Shares	Value

Aerospace and Defense (2.0%)
L-3 Communications Holdings, Inc.	141,600	$15,693,528

Banking (5.0%)
Capitol Federal Financial	272,600	8,804,980
City National Corp.	88,000	5,005,440
Colonial Bancgroup, Inc.	59,900	940,430
First Citizens BancShares, Inc. Class A	66,500	9,066,610
TCF Financial Corp.	424,900	9,029,125
Washington Mutual, Inc.	300,400	5,983,968
		38,830,553

Building Materials (2.3%)
Stanley Works (The) (S)	351,100	18,032,496

Chemicals (1.5%)
Celanese Corp. Ser. A	148,800	5,532,384
Cytec Industries, Inc.	114,200	6,464,862
		11,997,246

Commercial and Consumer Services (1.4%)
URS Corp. (NON)	243,400	10,685,260

Construction (0.2%)
USG Corp. (NON) (S)	53,300	1,950,780

Consumer Goods (4.4%)
Alberto-Culver Co.	439,895	11,784,787
Clorox Co. (S)	158,600	9,725,352
Newell Rubbermaid, Inc.	542,600	13,087,512
		34,597,651

Electric Utilities (3.3%)
Ameren Corp.	37,600	1,684,856
Edison International	192,500	10,040,800
PG&E Corp.	113,700	4,666,248
Progress Energy, Inc.	77,780	3,513,323
Wisconsin Energy Corp.	134,000	6,101,020
		26,006,247

Electrical Equipment (1.8%)
WESCO International, Inc. (NON) (S)	337,600	14,260,224

Electronics (5.1%)
Amphenol Corp. Class A	364,800	14,570,112
Avnet, Inc. (NON)	339,800	12,100,278
General Cable Corp. (NON) (S)	232,800	13,504,728
		40,175,118

Energy (2.1%)
Grant Prideco, Inc. (NON) (S)	105,900	5,271,702
National-Oilwell Varco, Inc. (NON) (S)	183,500	11,052,205
		16,323,907

Financial (0.6%)
Assurant, Inc.	69,300	4,496,877

Food (1.0%)
McCormick & Co., Inc.	233,000	7,856,760

Health Care Services (9.2%)
AmerisourceBergen Corp.	283,000	13,201,950
Coventry Health Care, Inc. (NON)	164,900	9,330,042
DaVita, Inc. (NON)	134,500	7,175,575
Lincare Holdings, Inc. (NON) (S)	445,600	14,887,496
Omnicare, Inc. (S)	352,530	7,805,014
Pediatrix Medical Group, Inc. (NON)	288,500	19,643,965
		72,044,042

Household Furniture and Appliances (0.9%)
Whirlpool Corp. (S)	85,500	7,276,905

Insurance (5.3%)
Assured Guaranty, Ltd. (Bermuda)	250,600	5,929,196
Everest Re Group, Ltd. (Barbados)	92,000	9,355,480
Fidelity National Title Group, Inc. Class A	526,600	10,368,754
Progressive Corp. (The)	855,500	15,878,080
		41,531,510

Investment Banking/Brokerage (1.4%)
Ameriprise Financial, Inc.	81,600	4,513,296
Waddell & Reed Financial, Inc. Class A	195,700	6,493,326
		11,006,622

Machinery (4.0%)
Joy Global, Inc.	292,800	18,461,040
Kennametal, Inc.	306,000	9,372,780
Terex Corp. (NON)	65,100	3,825,276
		31,659,096

Media (2.2%)
Interpublic Group of Companies, Inc. (The) (NON) (S)	1,892,600	16,900,918

Metals (3.5%)
Steel Dynamics, Inc. (S)	292,900	15,274,735
United States Steel Corp. (S)	117,300	11,977,503
		27,252,238

Natural Gas Utilities (2.4%)
National Fuel Gas Co.	160,500	6,919,155
Questar Corp.	227,100	11,561,661
		18,480,816

Oil & Gas (5.7%)
EOG Resources, Inc. (S)	139,800	12,232,500
Frontier Oil Corp.	180,400	6,362,708
Hess Corp. (S)	77,800	7,066,574
Newfield Exploration Co. (NON) (S)	256,200	12,779,256
Sunoco, Inc.	106,800	6,642,960
		45,083,998

Pharmaceuticals (1.0%)
Sepracor, Inc. (NON) (S)	270,400	7,636,096

Power Producers (1.4%)
AES Corp. (The) (NON)	584,800	11,157,984

Real Estate (5.5%)
Annaly Mortgage Management, Inc. (R)	1,141,590	22,512,155
Colonial Properties Trust (R)	135,900	3,348,576
DiamondRock Hospitality Co. (R)	491,800	6,467,170
General Growth Properties, Inc. (R)	178,500	6,518,820
HCP, Inc. (R) (S)	145,600	4,427,696
		43,274,417

Retail (13.4%)
BJ's Wholesale Club, Inc. (NON) (S)	836,200	27,126,328
OfficeMax, Inc. (S)	962,500	23,841,125
Ross Stores, Inc.	408,300	11,901,945
Sally Beauty Holdings, Inc. (NON)	1,514,195	12,355,831
Supervalu, Inc.	420,800	12,649,248
Timberland Co. (The) Class A (NON) (S)	1,048,600	17,207,526
		105,082,003

Schools (1.3%)
Apollo Group, Inc. Class A (NON) (S)	75,300	6,004,422
Career Education Corp. (NON)	197,000	4,282,780
		10,287,202

Semiconductor (1.7%)
Atmel Corp. (NON)	4,245,800	13,416,728

Shipping (1.9%)
Con-way, Inc.	309,780	15,083,188

Software (5.4%)
McAfee, Inc. (NON)	684,920	23,054,407
Parametric Technology Corp. (NON)	1,188,600	19,552,470
		42,606,877

Technology Services (1.1%)
Computer Sciences Corp. (NON)	210,900	8,925,288

Total common stocks (cost $730,522,643)		$769,612,575

SHORT-TERM INVESTMENTS (22.1%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 2.60% to 5.25% and
due dates ranging from February 1, 2008 to
March 24, 2008 (d)	153,078,168	$152,857,436
Putnam Prime Money Market Fund (e)	$20,738,417	20,738,417

Total short-term investments (cost $173,595,853)	$173,595,853

TOTAL INVESTMENTS

Total investments (cost $904,118,496)(b)	$943,208,428

NOTES

(a) Percentages indicated are based on net assets of $784,966,549.

(b) The aggregate identified cost on a tax basis is $904,503,209, resulting in gross unrealized appreciation and depreciation of $118,317,383 and $79,612,164, respectively, or net unrealized appreciation of $38,705,219.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2008, the value of securities loaned amounted to $147,363,854. The fund received cash collateral of $152,857,436 which is pooled with collateral of other Putnam funds into 51 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,020,145 for the period ended January 31, 2008. During the period ended January 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $285,530,288 and $306,662,311, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at January 31, 2008.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: March 31, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2008